Related Party Transactions - Transactions with existing related parties (Details) $ in Thousands				1 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2026 USD ($) instatementPayment	Jun. 29, 2026 USD ($)	Jan. 01, 2025	Feb. 28, 2026 USD ($)	Aug. 31, 2024 USD ($)	Jun. 30, 2026 USD ($) instatementPayment	Jun. 30, 2026 USD ($) instatementPayment	Jun. 30, 2025 USD ($)	Apr. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Number of instalments | instatementPayment	2					2	2
Total operating revenues							$ 268,033	$ 138,175
Vessel management fees and other revenue
Related Party Transaction [Line Items]
Total operating revenues							57,920	16,880
SESA Shareholder Loan | Line of Credit
Related Party Transaction [Line Items]
Maximum borrowing capacity				$ 5,600
Proceeds from lines of credit						$ 3,600
Basis spread on variable rate (in percent)				3.875%
Interest income							89	0
Remains undrawn under the facility	$ 2,000					2,000	2,000
Higas Shareholder Loan | Line of Credit
Related Party Transaction [Line Items]
Remains undrawn under the facility	1,500					1,500	1,500
Interest income							0	300
Accounts receivable, allowance for credit loss	300					300	300	1,100
Higas Shareholder Loan | Line of Credit | Revolving credit facility
Related Party Transaction [Line Items]
Revolving credit facility	4,000	$ 2,500
First FLNG Holdings ("FFH") | Line of Credit
Related Party Transaction [Line Items]
Maximum borrowing capacity					$ 20,000
Interest income							0	1,000
Related Party | Vessel management fees and other revenue
Related Party Transaction [Line Items]
Total operating revenues							300	$ 0
Southern Energy S.A., SESA | Related Party
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives	3,900					3,900	3,900			$ 0
Southern Energy S.A., SESA | Related Party | Vessel management fees and other revenue
Related Party Transaction [Line Items]
Total operating revenues							300
Southern Energy S.A., SESA | Related Party | Mooring System Contract Supervision Agreement
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives									$ 2,500
Receivable in period									26 months
Higas | Related Party
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives	$ 2,164					$ 2,164	$ 2,164			$ 1,691
FLNG Holdings | Loan to related party
Related Party Transaction [Line Items]
Related party transaction rate (in percentage)			22.00%		12.00%